Consolidated Statement of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2012
Cash Flows From Operating Activities
Net Income	$ 1,089,970	$ 11,988	$ (392,769)	$ (216,784)
Adjustments to reconcile net loss to net cash used in operating activities:
License revenue settled by debt cancellation - third party				(124,800)
License revenue settled by debt cancellation - related party				(178,200)
Loss on Debt Extinguishment				8,189
Gain on Derivative Liability	(1,458,309)	(359,120)	(193,155)	(59,798)
Shares issued for services	81,624		254,340	177,975
Amortization of debt discount	109,183	50,625	138,758	12,835
Amortization of deferred financing costs			2,500
Shares issued for legal settlement				69,000
Imputed interest on related party loan		2,596	5,449	4,845
Changes in operating assets and liabilities:
Accounts receivable				24,800
Account receivable, related party		46,800	46,800	(46,800)
Prepaid expenses and other assets	(2,040)	(2,002)	(1,557)	4,847
Accounts payable	29,154	(15,487)	(19,136)	50,656
Accrued liabilities	44,365	184,772	(5,966)	46,936
Net cash used in operating activities	(106,053)	(79,828)	(164,736)	(226,299)
Cash Flows From Investing Activities
Development of software	(19,640)
Loan repayment by related parties		208		13,500
Net cash provided by investing activities	(19,640)	208		13,500
Cash Flows From Financing Activities
Shares issued for cash			35,000
Borrowing on short term notes payable	77,000	70,000	116,000	169,800
Advances from related parties	1,110	607	2,780
Deferred financing costs	(5,000)	(2,500)	(3,500)
Proceeds from shares issuance for cash	55,000
Net cash provided by financing activities	128,110	68,107	150,280	169,800
Net increase (decrease) in cash and cash equivalents	2,417	(11,513)	(14,456)	(42,999)
Cash and cash equivalents, beginning of period	1,143	15,599	15,599	58,598
Cash and cash equivalents, end of period	3,560	4,086	1,143	15,599
Income taxes paid
Interest paid
Non-cash financing activities:
Common Shares issued for convertible debt and accrued interest	120,326	38,120	137,505	2,178
Common shares issued for preferred stock				170
Common Shares issued for acquisition Amiga Games, Inc.	400,000
Debt discount resulting from recognition of derivative liability	104,562	45,000	131,000	25,062
Issuance of note payable				(100,000)
Preferred stock issuance for note payable conversion				100,000
Reclassification from related party debt to non-related party debt			18,900
Reclassification of derivative liabilities to additional paid-in capital	1,330,899	74,025	443,878
Reclassification from nonconvertible debt to convertible debt		45,000	45,000
Conversion from Series B preferred stock to common stock	1,000
Common Shares issued for prior year accrued interest	3,517
Cashless warrant exercise	$ 264